Description of Business and Organization (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Company Subsidiaries

Details of the Company’s subsidiaries:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	HWH Limited	Anguilla, November 20, 2015	1 share of ordinary share of US$1 each	Investment holding

2.	HWH Investment Limited	Hong Kong, November 20, 2015	1 share of ordinary share of HK$1 each	Investment holding

3.	Resilient Digital Sdn Bhd	Malaysia, September 15, 2009	100 shares of ordinary share value at RM 100	Digital marketing and hospitality software services

Details of the Company’s subsidiaries:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	HWH Limited	Anguilla, November 20, 2015	1 share of ordinary share of US$1 each	Investment holding

2.	HWH Investment Limited	Hong Kong, November 20, 2015	1 share of ordinary share of HKD$1 each	Investment holding

3.	Resilient Digital Sdn Bhd	Malaysia, September 15, 2009	100 shares of ordinary share of RM 1 each	Digital Marketing and Hospitality software services